Monthly Rebalance NASDAQ-100 2x Strategy Fund Expense Example - Class H [Member] - Monthly Rebalance NASDAQ-100 2x Strategy Fund - Class H	Aug. 01, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 129
Expense Example, with Redemption, 3 Years	515
Expense Example, with Redemption, 5 Years	925
Expense Example, with Redemption, 10 Years	$ 2,072